PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Aug. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	August 31,	August 31,
	2017	2016
Equipment & Furniture	$16,327	$-
Computer Equipment	13,583	-
	29,910	-
Accumulated Depreciation	(4,562)	-
Property and equipment, net	$25,348	$-